Basis of Presentation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2019
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Basis of Presentation of the Consolidated Financial Statements

2.BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

2.1 Basis of preparation

The accompanying consolidated financial statements as of December 31, 2019 of Enel Chile approved by the Company’s Board of Directors at its meeting held on April 29, 2020, have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements reflect faithfully the financial position of Enel Chile and its subsidiaries at December 31, 2019 and 2018, and the results of their operations, changes in their equity and their cash flows for the year ended December 31, 2019, 2018 and 2017 and corresponding notes.

These consolidated financial statements have been prepared under going concern assumptions on a historical cost basis except when, in accordance with IFRS, those assets and liabilities that are measured at a fair value.

These consolidated financial statements are presented in thousands of Chilean pesos (unless expressly stated otherwise) s the Chilean peso is the functional currency of the Company and the presentation currency of the Group.

2.2   New accounting pronouncements

a)    The following accounting pronouncements have been adopted by the Group effective as of January 1, 2019:

i. New Standards and Interpretations

New Standards and Interpretations	Mandatory Effective Date:
IFRS 16: Leases	Annual periods beginning on or after January 1, 2019
IFRIC 23: Uncertainty over Income Tax Treatments	Annual periods beginning on or after January 1, 2019

•	IFRS 16 Leases

In January 2016, the IASB issued IFRS 16 which establishes recognition, measurement, presentation and disclosure principles for lease agreements. IFRS 16 supersedes IAS 17 Leases and its interpretations: IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases—Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard became effective on  January 1, 2019.

IFRS 16 is based on the concept of control in determining whether a contract is, or contains, a lease. In relation to the accounting treatment for a lessee and a lessor, the new standard states the following:

i)

Lessee accounting: IFRS 16 requires lessees to account for all leases under a single model, similar to accounting for finance leases under IAS 17. As a result, at the date of commencement of a lease, the lessee recognizes on the statement of financial position a right  of use asset and a lease liability for the future lease payments. Subsequent to initial recognition it will recognize in the statement of profit or loss the depreciation expense of the asset separately from the interest related to the liability for leases. The standard provides two voluntary recognition exceptions for low-value asset leases and short-term leases (equal to or less than 12 months).

ii)

Lessor accounting: does not change substantially from the model  established for IAS 17. The lessor must classify leases as operating or financial leases under the same principles of the previous standard.

The implementation of IFRS 16 by the Group required the application of judgment and assumptions, which are summarized as  follows:

-

Analysis of the lease contracts within the scope of the standard. This analysis included not only the contracts in which the Group’s companies act as a lessee, but also the contracts for the rendering of services and the contracts in which the Group companies act as a lessor.

-

Estimate of the lease terms. This is based on the non-cancellable period and the periods covered by the renewal options, the exercise of which is in the power of Enel Chile and is considered reasonably certain.

-

Estimate of the discount rate to calculate the present value of the lease payments. This is equal to the lessee’s incremental borrowing rate when the interest rate implicit in the lease cannot be easily determined. For the transition, in the calculation of the effects as of January 1, 2019, the Group used the lessee’s incremental borrowing rate, defined as the interest rate that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a value similar to the right-of-use asset in a similar economic environment.

The Group decided to use certain exemptions from application of the standard, relating to lease contracts with a maturity of less than 12 months or that have underlying assets of low individual value, such as the lease of certain office equipment (personal computers, printers and photocopiers). See Notes 3.f and 18.d.

For the transition of the new standard, the Group applied the following practical expedients:

-

Not to re-evaluate if a contract is, or contains, a lease. Instead, the Group applied the standard to contracts that were previously identified as leases by applying IAS 17 and IFRIC 4. Therefore, the Group did not apply the standard to contracts that were not previously identified as containing a lease.

-

Apply the standard retrospectively with the cumulative effect of the initial application. This means not restating comparative periods and presenting the cumulative effect of the initial application of the standard as an adjustment to the opening balance of retained earnings as of January 1, 2019.

-

Recognize right-of-use assets on the initial date of application for an amount equal to the lease liabilities, adjusted by the amount of any advance or accumulated lease payments recognized in the statement of financial position immediately before the initial date of application.

The new standard has an impact on all Group entities that have lease contracts. The main issues that arise are those related to the lease of land, buildings and automobiles. As a result of the change in the accounting model for lessees, the Group recorded an increase in current and non-current liabilities for a total of ThCh$28,814,142 as of January 1, 2019, for the recognition of lease liabilities, and an increase in non-current assets for the same amount, as a result of the recognition of the right of use assets in such contracts. It should be noted that the application of the Standard did not result in any effect being recognized in the opening balance of retained earnings as of January 1, 2019. For further information see Notes 18.c and 21.

The weighted average of the incremental borrowing rate used to record lease liabilities as of January 1, 2019, was 5.5%.

The reconciliation between the total amount of the minimum future payments under operating lease agreements according to IAS 17 and the finance lease liability recorded as of January 1, 2019, is as follows:

ThCh$
Minimum future payments of operating leases as of 12-31-2018	47,415,134
Effect of the discount at the incremental borrowing rate	(18,027,491)
Minimum payments for short-term leases, at the transition date	(573,501)
Lease liabilities	28,814,142

During the year ended December 31, 2019, the Group recognized an increase of ThCh$1,191,645 in financial expenses associated with the new lease liabilities and an increase of ThCh$2,347,661 in depreciation associated with the right of use assets.

•	IFRIC 23 – Uncertainty over Income Tax Treatments

In June 2017, the IASB issued IFRIC 23 to clarify the application of recognition and measurement requirements in IAS 12, Income Taxes, when there is uncertainty over income tax treatments. The Interpretation specifically addresses the following: whether an entity considers uncertain tax treatments separately; the assumptions an entity makes about the examination of tax treatments by taxation authorities; how an entity determines taxable profit (loss), tax bases, unused tax losses, unused tax credits and tax rates; and how an entity considers changes in facts and circumstances.

Uncertainty over income tax treatments can affect both current and deferred taxes. Recognizing the effects of uncertainty depends on whether the tax authority is likely or not to accept an uncertain tax treatment, assuming that the tax authority will examine the amounts that it is entitled to examine and has full knowledge of all the related information.

This interpretation became effective on January 1, 2019. The application of IFRIC 23 did not have a material impact on the Group’s consolidated financial statements.

ii.Amendments and Improvements

Amendments and Improvements	Mandatory Effective Date:
Amendment to IFRS 9: Prepayment Features with Negative Compensation	Annual periods beginning on or after January 1, 2019
Amendment to IAS 28: Long-term interests in Associates and Joint Ventures	Annual periods beginning on or after January 1, 2019
Annual Improvements to IFRS: 2015 - 2017 Cycle (IFRS 3, IFRS 11, IAS 12 and IAS 23)	Annual periods beginning on or after January 1, 2019
Amendment to IAS 19: Plan Amendment, Curtailment or Settlement	Annual periods beginning on or after January 1, 2019

•	Amendment to IFRS 9: Prepayment Features with Negative Compensation

This amendment was issued on October 12, 2017 and amends the existing requirements in IFRS 9 Financial Instruments regarding termination rights in order to allow measurement of financial assets at amortized cost (or, depending on the business model, at fair value through other comprehensive income) even in the case of negative compensation prepayments.

Under IFRS 9, a debt instrument can be measured at amortized cost or at fair value through profit or loss in other comprehensive income, provided that the contractual cash flows are only principal and interest payments on the outstanding principal and the instrument is carried out within the business model for that classification. The amendments to IFRS 9 are intended to clarify that a financial asset meets the criterion of “only principal payments plus interest”, regardless of the event or circumstance that causes the early termination of the contract or of which party pays or receives reasonable compensation for the early termination of the contract.

The amendments to IFRS 9 should be applied when the prepayment is close to the unpaid amounts of principal and interest in such a way that it reflects the change in the benchmark interest rate. This implies that prepayments at fair value or for an amount that includes the fair value of the cost to terminate an associated hedging instrument will normally meet the criterion of only principal payments plus interest, only if other elements of the change in fair value, such as the effects of credit risk or liquidity, are minimal.

The application of this amendment, as of January 1, 2019, did not have a material impact on the Group’s consolidated financial statements.

•	Amendments to IAS 28: Long-term interests in Associates and Joint Ventures

This amendment clarifies that IFRS 9 is applicable to an entity's long-term interests in an associate or joint venture to which the equity method is not applied. This clarification is relevant because it implies that the expected credit loss model, described in IFRS 9, applies to these long-term interests.

The application of this amendment, as of January 1, 2019. , did not have a material impact on the Group’s consolidated financial statements.

•	Annual Improvements to IFRS: 2015 - 2017 Cycle (IFRS 3, IFRS 11, IAS 12 and IAS 23).

IFRS 3 Business Combinations and IFRS 11  Joint Arrangements : it clarifies the accounting for increases in ownership interest in a joint operation that meets the definition of a business. If a party maintains (or obtains) joint control, the previously held ownership interest is not remeasured. If a party obtains control, the transaction is a business combination  archivied in stages and the acquiring party remeasures the previously held ownership interest in the assets and liabilities of a joint operation, at fair value.

The IAS 12 Income Taxes amendment: it clarifies that the income tax on dividends is linked more directly to past transactions or events that generated distributable profits than to distributions to shareholders. Therefore, an entity recognizes income tax on dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognized those past transactions or past events.

IAS 23 Borrowing Costs: it clarifies that loans that were specifically intended to finance qualifying assets become part of the entity's general loan pool for the purpose of calculating the capitalization rate, when substantially all of the activities necessary to prepare the asset for its intended use or sale are complete.

The application of these improvements, as of January 1, 2019 did not have a material impact on the Group’s consolidated financial statements.

•	Amendment to IAS 19: Plan Amendment, Curtailment or Settlement

The amendment to IAS 19 Employee Benefits, issued in February 2018, addresses the accounting when a plan amendment, curtailment or settlement occurs during a reporting period. The amendment specifies that an entity is required to determine the current service cost and net interest for the remainder of the annual period using the actuarial assumptions used to remeasure the benefit liability (asset) and plan assets of the plan after the plan amendment, curtailment or settlement.

The amendment to IAS 19 also clarifies that an entity first determines any past service cost, or a gain or loss on settlement, without considering the effect of the asset ceiling. This amount is recognized in profit or loss. An entity then determines the effect of the asset ceiling after the plan amendment, curtailment or settlement. Any change in that effect, excluding amounts included in net interest, is recognized in other comprehensive income.

This clarification provides that entities might have to recognize a past service cost, or a gain or loss on settlement, that reduces a surplus that was not recognized before. Changes in the effect of the asset ceiling are not netted against such amounts.

The amendments to IAS 19 apply to a plan amendment, curtailment or settlement that occurred on or after January 1, 2019. The Group did not have any of those events during the year ended December 31, 2019.

b)	Accounting pronouncements with application effective as of January 1, 2020 and thereafter:

As of the date of issuance of these consolidated financial statements, the following accounting pronouncements had been issued by the IASB, but their application is not mandatorily effective:

i. New Standards and Interpretations

Amendments and Improvements	Mandatory Effective date:
Conceptual Framework (Revised)	Annual periods beginning on or after January 1, 2020
Amendment to IFRS 3: Definition of a Business	Annual periods beginning on or after January 1, 2020
Amendment to IAS 1 and IAS 8: Definition of material or materiality	Annual periods beginning on or after January 1, 2020
Amendments to IFRS 9, IAS 39 and IFRS 7: Reform of the reference interest rates.	Annual periods beginning on or after January 1, 2020

•	Conceptual Framework (Revised).

The IASB issued the Conceptual Framework (Revised) in March 2018. It incorporates some new concepts, provides updated definitions and recognition criteria for assets and liabilities and clarifies some important matters. Revisions to the Conceptual Framework may affect the application of IFRS when no standard applies to a particular transaction or event.

The IASB has also issued a separate accompanying document, “Amendments to References to the Conceptual Framework in IFRS Standards”, which establishes amendments to affected IFRSs in order to update references to the new Conceptual Framework.

The revised Conceptual Framework and the Amendments to the References to the Conceptual Framework in IFRS Standards take effect on January 1, 2020. Early application is allowed if all the changes made are adopted at the same time. Management estimates that the application of the Revised Conceptual Framework will not generate significant impacts on the Group's consolidated financial statements

•	Amendments to IFRS 3 Definition of a Business

IFRS 3 Business Combinations was amended by the IASB in October 2018, to clarify the definition of business, in order to help entities to determine whether a transaction should be accounted for as a business combination or as the acquisition of an asset. To be considered as a business, an acquired integrated set of activities and assets must include, at least, an input and a substantive process that together contribute significantly to the ability to create output.

The amendment also adds guidance and illustrative examples to assess whether a substantial process has been acquired and introduces an optional fair value concentration test.

The amendment is applicable prospectively to business combinations and acquisitions of assets, the acquisition date of which is from January 1, 2020. Earlier application is permitted.

•	Amendments to IAS 1 and IAS 8 Definition of Material or Materiality

In October 2018, the IASB amended IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors, to improve the definition of “material” and the explanations accompanying the definition. The amendments ensure that the definition of material is consistent in all IFRS.

Information is material if omitting, misstating or obscuring it could reasonably be expected to influence the decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.

The amendments will be applicable prospectively for annual periods beginning on or after January 1, 2020. Earlier application is permitted.

•	Amendments to IFRS 9, IAS 39 and IFRS 7 – Interest rate benchmark reform.

On September 26, 2019, the IASB issued amendments to IFRS 9 Financial Instruments, IAS 39 Financial Instruments: Recognition and Measurement, and IFRS 7 Financial Instruments: Disclosures, in response to the reform that gradually eliminates benchmark interest rates, such as interbank offer rates (IBORs). The amendments provide temporary reliefs which enable hedge accounting to continue during the period of uncertainty before the replacement of an existing interest rate benchmark with an alternative nearly risk-free interest rate (an RFR).

The amendments to IFRS 9:

The amendments include a number of reliefs, which apply to all hedging relationships that are directly affected by the interest rate benchmark reform. A hedging relationship is affected if the reform gives rise to uncertainties about the timing and/or amount of benchmark-based cash flows of the hedged item or the hedging instrument.

Application of the reliefs is mandatory. The first three reliefs provide for:

•	The assessment of whether a forecast transaction (or component thereof) is highly probable
•	Assessing when to reclassify the amount in the cash flow hedge reserve to profit and loss
•	The assessment of the economic relationship between the hedged item and the hedging instrument

For each of these reliefs, it is assumed that the benchmark on which the hedged cash flows are based (whether or not contractually specified) and/or, for relief three, the benchmark on which the cash flows of the hedging instrument are based, are not altered as a result of IBOR reform.

A fourth relief provides that, for a benchmark component of interest rate risk that is affected by IBOR reform, the requirement that the risk component is separately identifiable need be met only at the inception of the hedging relationship. Where hedging instruments and hedged items may be added to or removed from an open portfolio in a continuous hedging strategy, the separately identifiable requirement need only be met when hedged items are initially designated within the hedging relationship.

The reliefs continue indefinitely in the absence of any of the  events described in the amendments. When an entity designates  a group of items as the hedged item, the requirements for when  the reliefs cease are applied separately to each individual item  within the designated group of items.

The amendments also introduce specific disclosure requirements  for hedging relationships to which the reliefs are applied.

The amendments are applicable for annual periods beginning on or after January 1, 2020. Earlier application is permitted. Management is evaluating the potential impact of the application of these amendments on the consolidated financial statements of the Group.

2.3 Responsibility for the information, judgments and estimates provided

The Company’s Board of Directors is responsible for the information contained in these consolidated financial statements and expressly states that all IFRS principles and standards, have been fully implemented.

In preparing the consolidated financial statements, certain judgments and estimates made by the Group’s Management have been used to quantify some of the assets, liabilities, revenue, expenses and commitments recognized.

The most important areas where critical judgment was required are:

•	The identification of Cash Generating Units (CGU) for impairment testing (see Note 3.e).
•	The hierarchy of information used to measure assets and liabilities at fair value (see Note 3.h)
•	Application of the revenue recognition model in accordance with IFRS 15 (see Note 3.q)

The estimates refer basically to:

•	The valuations performed to determine the existence of impairment losses in non-financial assets and goodwill (see Note 3.e).
•	The assumptions used to calculate the actuarial liabilities and obligations with employees, such as discount rates, mortality tables, salary increases, etc. (see Notes 3.m.1 and 26).
•	The useful lives of property, plant and equipment, and intangible assets (see Notes 3.a and 3.d).
•	The assumptions used to calculate the fair value of financial instruments (see Notes 3.h and 23).
•	The energy supplied to customer whose meters have not yet been read.
•

Certain assumptions inherent in the electricity system affecting transactions with other companies, such as production, customer billings, energy consumption, that allow for estimation of electricity system settlements that occur on the corresponding final settlement dates, but that are pending as of the date of issuance of the consolidated financial statements and could affect the balances of assets, liabilities, income and expenses recognized in the financial statements (see Appendix 2.2).

•	The interpretation of new regulations related to the Electric Sector, whose ultimate economic effects will be determined by the resolutions of the relevant agencies (see Notes 4 and 11).
•	The probability that uncertain or contingent liabilities will be incurred and their related amounts (see Note 3.m).
•	Future disbursements for closure of facilities and restoration of land, as well as associated discount rates to be used (see Note 3.a).
•

The tax results of the various subsidiaries of the Group that will be reported to the respective tax authorities in the future, and that have been used as the basis for recording the various income tax related balances in these consolidated financial statements (see Note 3.p).

•	The fair value of assets acquired and liabilities assumed, and any pre-existing interest in an entity acquired in a business combination.
•	Determination of expected credit losses on financial assets (see Note 3.g.3).
•	Determination of the lease term of contracts with renewal options, as well as the rates to be used to discount lease payments (see Note 3.f).
•

Estimation of the company's incremental borrowing rate (IBR), to measure lease liabilities, if the interest rate implicit in the lease cannot be readily determined. The Group estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as for subsidiaries that do not enter into financing transactions) or when they need to be adjusted to reflect the terms and conditions of the lease (for example, when leases are not in the subsidiary’s functional currency) (see Note 3.f).

Although these judgments and estimates have been based on the best available information as of the issuance date of these consolidated financial statements, future events may occur that would require a change (increase or decrease) to these judgments and estimates in subsequent periods. This change would be made prospectively, recognizing the effects of this change in judgment and estimation in the corresponding future consolidated financial statements.

2.4 Subsidiaries

Subsidiaries are defined as those entities controlled either, directly or indirectly by Enel Chile. Control is exercised if, and only if, the following conditions are met: the Company has i) power over the subsidiary; ii) exposure or rights to variable returns from these entities; and iii) the ability to use its power to influence the amount of these returns.

Enel Chile has power over its subsidiaries when it holds the majority of the substantive voting rights or, should that not be the case, when it has rights granting the practical ability to direct the entities’ relevant activities, that is, the activities that significantly affect the subsidiary’s results.

The Group will reassess whether or not it controls a subsidiary if facts and circumstances indicate that there are changes to one or more of the elements of control listed above.

Subsidiaries are consolidated as described in Note 2.7.

The following are the entities in which the Group has the ability to exercise control and are therefore included in these consolidated financial statements:

			Percentage of control at 12-31-2019			Percentage of control at 12-31-2018
Taxpayer ID No.	Company	Currency	Direct	Indirect	Total	Direct	Indirect	Total
76.722.488-5	Empresa de Trasmisión Chena S.A.	Chilean Peso	—	100.00%	100.00%	—	100.00%	100.00%
96.783.910-8	Empresa Eléctrica de Colina Ltda.	Chilean Peso	—	100.00%	100.00%	—	100.00%	100.00%
96.504.980-0	Empresa Eléctrica Pehuenche S.A.	Chilean Peso	—	92.65%	92.65%	—	92.65%	92.65%
96.800.570-7	Enel Distribución Chile S.A.	Chilean Peso	99.09%	—	99.09%	99.09%	—	99.09%
91.081.000-6	Enel Generación Chile S.A.	Chilean Peso	93.55%	—	93.55%	93.55%	—	93.55%
78.932.860-9	GasAtacama Chile S.A. *	Chilean Peso	—	—	—	2.63%	97.37%	100.00%
78.952.420-3	Gasoducto Atacama Argentina S.A.*	Chilean Peso	—	—	—	—	100.00%	100.00%
96.800.460-3	Luz Andes Ltda.	Chilean Peso	—	100.00%	100.00%	—	100.00%	100.00%
77.047.280-6	Sociedad Agrícola de Cameros Ltda.	Chilean Peso	57.50%	—	57.50%	57.50%	—	57.50%
96.920.110-0	Enel Green Power Chile Ltda.**	American Dollar	99.99%	—	99.99%	99.99%	—	99.99%
96.524.140-K	Empresa Eléctrica Panguipulli S.A.**	American Dollar	0.04%	99.96%	100.00%	0.04%	99.96%	100.00%
76.306.985-0	Diego de Almagro Matriz SpA**	American Dollar	—	100.00%	100.00%	—	100.00%	100.00%
76.179.024-2	Parque Eólico Tal Tal SpA**	American Dollar	0.01%	99.99%	100.00%	0.01%	99.99%	100.00%
96.971.330-6	Geotérmica del Norte S.A.**	American Dollar		84.59%	84.59%		84.59%	84.59%
99.577.350-3	Empresa Nacional de Geotermia S.A.**	American Dollar	—	51.00%	51.00%	—	51.00%	51.00%
76.052.206-6	Parque Eólico Valle de los Vientos SpA**	American Dollar	0.01%	99.99%	100.00%	0.01%	99.99%	100.00%
76.126.507-5	Parque Talinay Oriente S.A.**	American Dollar	—	60.91%	60.91%	—	60.91%	60.91%
76.321.458-3	Almeyda Solar SpA**	American Dollar	—	100.00%	100.00%	—	100.00%	100.00%
76.412.562-2	Enel Green Power del Sur SpA**	American Dollar	—	100.00%	100.00%	—	100.00%	100.00%
76.924.079-9	Enel X Chile SpA***	Chilean Peso	100.00%	—	100.00%	100.00%	—	100.00%

(*)       see section 2.4.1 (i)below

(**)     see section 2.4.1 (ii) below.

(***)   see section 2.4.1 (iii) below

2.4.1 Changes in the scope of consolidation

(i)

Gasoducto GasAtacama Argentina S.A. was taken over by GasAtacama Chile S.A. on September 1, 2019, with the latter as the legal successor. Subsequently, on October 1, 2019, GasAtacama Chile S.A. was taken over by Enel Generación Chile S.A. as a result of a transaction approved by the Board of Directors of Enel Generación Chile S.A. on August 29, 2019. The transanction consisted of Enel Generación Chile S.A.’s acquisition of 2.63% of the shares in GasAtacama Chile S.A. held by Enel Chile. As a result, Enel Generación Chile S.A. became the owner of 100% of the shares in GasAtacama Chile S.A., absorbing it through a merger, and becoming its legal successor.

(ii)

On April 2, 2018, renewable energy assets held in Chile by Enel Green Power Latin Americas S.A. ("EGPL") were incorporated into Enel Chile (see Note 6). The EGPL group comprises the following companies.

-Enel Green Power Chile Ltda.

-Empresa Eléctrica Panguipulli S.A.

-Diego de Almagro Matriz SpA

-Parque Eólico Tal Tal S.p.A.

-Geotérmica del Norte S.A.

-Empresa Nacional de Geotermia S.A.

-Parque Eólico Valle de los Vientos S.p.A.

-Parque Talinay Oriente S.A.

-Almeyda Solar SpA

-Enel Green Power del Sur SpA

(i)

On September 7, 2018, the subsidiary Enel X Chile SpA was incorporated. The purpose of this subsidiary, among others, is to develop, implement and sell products and services related to energy that incorporate innovation, state-of-the-art technology and trends of the future, other than the electricity distribution under concession and their related services, whether or not they are priced.

2.5 Investments in associates

Associates are those entities over which Enel Chile, either directly or indirectly, exercises significant influence.

Significant influence is the power to participate in the financial and operational policy decisions of the associate but is not control or joint control over those policies.

In assessing significant influence, the Group takes into account the existence and effect of currently exercisable voting rights or convertible rights at the end of each reporting period, including currently exercisable voting rights held by the Company or other entities. In general, significant influence is presumed to be those cases in which the Group has more than 20% of the voting power of the investee

Associates are accounted for under equity method as described in Note 3.i.

The detail of the companies that qualify as associates is the following:

			Ownership Interest at 12-31-2019			Ownership Interest at 12-31-2018
Taxpayer ID No.	Company	Currency	Direct	Indirect	Total	Direct	Indirect	Total
76.418.940-K	GNL Chile S.A.	American Dollar	—	33.33%	33.33%	—	33.33%	33.33%
76.364.085-K	Energia Marina SpA	Chilean peso	—	25.00%	25.00%	—	25.00%	25.00%

-On April 2, 2018, renewable energy assets held in Chile EGPL were incorporated into Enel Chile (see Note 6). Among the added companies, it was included the associate Energía Marina SpA..

2.6 Joint arrangements

Joint arrangements are defined as those entities in which the Group exercises control under an agreement with other shareholders and jointly with them, in other words, when decisions on the entities’ relevant activities require the unanimous consent of the parties sharing control.

Depending on the rights and obligations of the participants, joint agreements are classified as:

-      Joint venture: an agreement whereby the parties exercising joint control have rights to the entity’s net assets. Joint ventures are included in the consolidated financial statements using the equity method, as described in Note 3.i.

-      Joint operation: an agreement whereby the parties exercising joint control have rights to the assets and obligations with respect to the liabilities relating to the arrangement. Joint operations are included in the consolidated financial statements recognizing the interest in the contractually named assets and liabilities in the joint operation.

In determining the type of joint arrangement in which it is involved, the management of the Group assesses its rights and obligations arising from the arrangement by considering the structure and legal form of the arrangement, the terms agreed by the parties in the contractual arrangement and, when relevant, other facts and circumstances. If facts and circumstances change, the Group reassesses whether the type of joint arrangement in which it is involved has changed.

The detail of the companies that qualify as Associates and Joint Venture are the following:

			Ownership Interest at 12-31-2019			Ownership Interest at 12-31-2018
Taxpayer ID No.	Company	Currency	Direct	Indirect	Total	Direct	Indirect	Total
76.091.595-5	Aysén Energía S.A. (1)	Chilean peso	—	—	—	—	51.00%	51.00%
76.041.891-9	Aysén Transmisión S.A. (1)	Chilean peso	—	—	—	—	51.00%	51.00%
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chilean peso	—	50.00%	50.00%	—	50.00%	50.00%
(1)	The companies Aysén Energía S.A. and Aysén Transmission S.A. were liquidated on June 24, 2019.

Currently, Enel Chile is not involved in any joint arrangement that qualifies as a joint operation.

2.7 Basis of consolidation and business combinations

The subsidiaries are consolidated and all their assets, liabilities, revenues, expenses, and cash flows are included in the consolidated financial statements once the adjustments and eliminations from intra-group transactions have been made.

The comprehensive income of subsidiaries is included in the consolidated statement of comprehensive income from the date when the parent company obtains control of the subsidiary and until the date on which it loses control of the subsidiary.

The operations of the parent company and its subsidiaries have been consolidated under the following basic principles:

1.

At the date the parent obtains control, the subsidiary’s assets acquired and its liabilities assumed are recorded at fair value, except for certain assets and liabilities that are recorded using valuation principles established in other IFRS standards. If the fair value of the consideration transferred plus the fair value of any non-controlling interests exceeds the fair value of the net assets acquired, this difference is recorded as goodwill. In the case of a bargain purchase, the resulting gain is recognized in profit or loss after reassessing whether all of the assets acquired and the liabilities assumed have been properly identified and following a review of the procedures used to measure the fair value of these amounts.

For each business combination, IFRSr allow the valuation of the non-controlling interests in the acquiree on the date of acquisition: i) at fair value; or ii) for the proportional ownership of the identifiable net assets of the acquiree, with the latter being the methodology that the Group has systematically applied to its business combinations.

If the fair value of all assets acquired and liabilities assumed at the acquisition date has not been completed, the Group reports the provisional values accounted for in the business combination. During the measurement period, which shall not exceed one year from the acquisition date, the provisional values recognized will be adjusted retrospectively as if the accounting for the business combination had been completed at the acquisition date, and also additional assets or liabilities will be recognized to reflect new information obtained about events and circumstances that existed on the acquisition date, but which were unknown to the management at that time. Comparative information for prior periods presented in the financial statements is revised as needed, including making any change in depreciation, amortization or other income effects recognized in completing the initial accounting.

For business combinations achieved in stages, the Company’s previously held equity interest in the acquiree is remeasured to its acquisition date fair value and the resulting gain or loss, if any, is recognized in profit or loss.

2.

Non-controlling interests in equity and in comprehensive income of the subsidiaries are presented, respectively, under the line items “Total Equity: Non-controlling interests” in the consolidated statement of financial position and “Net Income attributable to non-controlling interests” and “Comprehensive income (loss) attributable to non-controlling interests” in the consolidated statement of comprehensive income.

3.	The financial statements of the companies operating in non- hyper-inflationary economies, with functional currencies other than the Chilean peso are translated as follows:
a.	For assets and liabilities, the prevailing exchange rate on the closing date of the financial statements is used.
b.

For items of the comprehensive income, the average exchange rate for the period is used (unless this average is not a reasonable approximation of the cumulative effect of the exchange rates in effect on the dates of the transactions, in which case the exchange rate in effect on the date of each transaction is used).

c.	For equity accounts the historical exchange rate from the date of acquisition or contribution is used, and retained earnings are translated at the average exchange rate at the date of origination.
d.

Exchange differences arising in translation of financial statements are recognized in the item “Foreign currency translation gains (losses)” within the consolidated statement of comprehensive income in other comprehensive income (see Note 27.3).

4.

The financial statements of the subsidiaries whose functional currency comes from hyper-inflationary economies, as is the case of the Argentine economy (see Note 7), are first adjusted for the inflation effect, and any gain or loss in the net monetary position is recognized in profit or loss; then all the items (assets, liabilities, equity items, expenses and revenue) are translated using the closing exchange rate corresponding to the closing date of the most recent statement of financial position.

5.	Balances and transactions between consolidated companies have been fully eliminated in the consolidation process.
6.

Changes in the ownership interests in subsidiaries that do not result in the Group obtaining or losing control are recognized as equity transactions. The carrying amounts of the controlling and non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received, is recognized directly in Equity attributable to shareholders of the Parent.

Business combinations between entities under common control are accounted for using, as a reference, the ‘pooling of interest’ method. Under this method, the assets and liabilities involved in the transaction remain reflected at the same carrying amounts at which they were recognized in the ultimate controlling company, although subsequent accounting adjustments may need to be made to align the accounting policies of the companies involved.

Any difference between assets and liabilities contributed to the consolidation and the consideration paid is recorded directly in Net equity as a charge or credit to Other reserves. The Group does not restate comparative periods in its financial statements for business combinations under common control.